Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Drydocking supervision fee	$ 97	$ 54
KNOT [Member]
Related Party Transaction [Line Items]
Drydocking supervision fee	89	38
KOAS [Member]
Related Party Transaction [Line Items]
Drydocking supervision fee	$ 8	$ 16